Condensed Consolidated Statements of Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
REVENUES				$ 26
COST OF REVENUES				(22)
GROSS PROFIT				4
OPERATING EXPENSES
Research and development expenses	(113)	(441)	(323)	(635)
Sales and marketing expenses	(117)	(135)	(193)	(300)
General and administrative expenses	(457)	(650)	(854)	(1,186)
Other income	4	15	9	15
Share of net loss of a joint venture accounted for using the equity method	(5)	(5)	(10)	(10)
TOTAL OPERATING EXPENSES	(688)	(1,216)	(1,371)	(2,116)
OPERATING LOSS	(688)	(1,216)	(1,371)	(2,112)
Financial expenses	(14)	(13)	(26)	(31)
Financial income	366	521	538	712
FINANCIAL INCOME (EXPENSES) - NET	352	508	512	681
NET LOSS	(336)	(708)	(859)	(1,431)
ATTRIBUTABLE TO:
The Parent Company shareholders	(336)	(708)	(859)	(1,241)
Total attributable to the parent company shareholders	$ (336)	$ (708)	$ (859)	$ (1,241)
LOSS PER COMMON SHARE – BASIC (in Dollars per share)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES USED IN CALCULATION OF LOSS PER COMMON SHARE (in Shares)	44,394,844	44,394,844	44,394,844	44,394,844